Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on paid and unpaid losses		$ 889,021	$ 897,183
Gross liability at end of year		10,363,383	9,895,376
Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		1,394,266
Reinsurance recoverable on paid and unpaid losses		340,926
Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		5,009,912
Reinsurance recoverable on paid and unpaid losses		86,940
Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		2,755,651
Reinsurance recoverable on paid and unpaid losses		326,929
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		9,159,829
Other liabilities		448,759
Net liability at end of year		9,608,588	9,044,430	$ 9,382,174	$ 8,951,812
Reinsurance recoverable on paid and unpaid losses		754,795	850,946	719,998	295,388
Gross liability at end of year		10,363,383	$ 9,895,376	$ 10,102,172	$ 9,247,200
Non Life | Unallocated loss expenses
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		164,021
Non Life | US Health net reserves
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities	[1]	281,022
Non Life | Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		$ 3,716

[1]	U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.